Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Aggregate compensation of KMP

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2025	December 31, 2024
Salary and short – term benefits	2,720	1,387
Stock-based compensation	759	874
	3,479	2,261